State Street SPDR Russell 1000 Low Volatility Focus ETF Expense Example - State Street SPDR Russell 1000 Low Volatility Focus ETF - State Street SPDR Russell 1000 Low Volatility Focus ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	$ 255